Description of the Plan (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Employer contribution percentage	50.00%
Participant compensation matched, percentage	6.00%
Employer contributions	$ 3,692,652
Minimum borrowing, amount	1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing to total account, percentage	50.00%
Maximum number of outstanding loans at a time | loan	2
General loan, borrowing term	5 years
Revenue sharing income	$ 206,507	$ 0
Unallocated forfeitures	5,200	$ 0
Forfeitures used to offset employer contribution	238,000
Maximum
EBP, Description of Plan [Line Items]
Involuntary cash-out limit	$ 7,000
Participant loan, interest rate	10.50%
Minimum
EBP, Description of Plan [Line Items]
Involuntary cash-out limit	$ 1,000
Participant loan, interest rate	5.00%